Net fee and commission income (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Fee and commission income
Payment Services	€ 1,334	€ 1,217
Securities business	518	482
Insurance and other broking	330	327
Portfolio management	478	386
Lending business	370	311
Financial guarantees and other commitments	249	229
Other fee and commission income	151	138
Total fee and commission income	3,430	3,090
Fee and commission expenses
Payment Services	441	421
Securities business	135	90
Distribution of products	248	259
Other fee and commission expenses	93	104
Total fee and commission expenses	917	874
Net fee and commission income	€ 2,514	€ 2,216